Transactions not involving cash	12 Months Ended
Dec. 31, 2019
Transactions not involving cash
Transactions not involving cash

29    Transactions not involving cash

During the years ended December 31, 2019, 2018 and 2017, the Company carried out the following non-cash activities, which are not reflected in the statement of cash flows:

	2019	2018	2017
Share issuance costs – unpaid	—	674	—
Tax benefit from tax deductible goodwill (Note 19d)	(46,314)	46,314	—
Investing - accounts payable to selling shareholders	—	—	58,003
Investing - derivative financial instruments (Note 2.2)	14,597	—	—
Business combinations - derivative financial instruments (Note 2.2)	38,924	—	—
Lease adoption (Note 2.5)	1,251	—	—
Forward contract - Nave (Note 4)	29,728	—	—
Retained payments from business combination (Note 4)	874,440	—	—
Acquisition from business combination (Note 4)	39,419